Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds College Target Date Series

  File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

On behalf of American Funds College Target Date Series, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 23 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 25 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 to add a new fund to the Series, American Funds College 2039 Fund. Please note that while the registration statement covers all funds in the Series, this Post-Effective Amendment shows only the new fund. We propose that the registration statement become effective on January 1, 2021, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to January 1, 2021, to reflect any comments received from the Securities and Exchange Commission and to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone Tim Moon at (213) 615-0050 or me at (213) 486-9447.

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary